BASIS OF PRESENTATION (Details)	12 Months Ended
Dec. 31, 2019
Subsidiary 1
Disclosure of subsidiaries [line items]
Parent name	First Mining Gold Corp.
Parent place of incorporation	Canada
Subsidiary 2
Disclosure of subsidiaries [line items]
Subsidiary name	Gold Canyon Resources Inc. (“Gold Canyon”)
Subsidiary place of incorporation	Canada
Subsidiary ownership percentage	100.00%
Subsidiary 3
Disclosure of subsidiaries [line items]
Subsidiary name	Goldlund Resources Inc. (“Goldlund”)
Subsidiary place of incorporation	Canada
Subsidiary ownership percentage	100.00%
Subsidiary 4
Disclosure of subsidiaries [line items]
Subsidiary name	Coastal Gold Corp. (“Coastal Gold”)
Subsidiary place of incorporation	Canada
Subsidiary ownership percentage	100.00%
Subsidiary 5
Disclosure of subsidiaries [line items]
Subsidiary name	Cameron Gold Operations Ltd. (“Cameron Gold”)
Subsidiary place of incorporation	Canada
Subsidiary ownership percentage	100.00%
Subsidiary 6
Disclosure of subsidiaries [line items]
Subsidiary name	PC Gold Inc. (“PC Gold”)
Subsidiary place of incorporation	Canada
Subsidiary ownership percentage	100.00%
Subsidiary 7
Disclosure of subsidiaries [line items]
Subsidiary name	Clifton Star Resources Inc. (“Clifton”)
Subsidiary place of incorporation	Canada
Subsidiary ownership percentage	100.00%